Prepaid expenses (Current) (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid expenses (Current)
Schedule of current prepaid expenses

	At December 31,
(in thousands of $)	2023	2022	2021
Prepaid inventory	22,460	11,667	10,786
Prepaid research and development expenses	71,201	44,905	39,684
Prepaid advertising expenses	19,933	13,479	2,006
Prepaid software	6,240	4,309	2,272
Other prepaid expenses	14,238	1,662	4,198
Total prepaid expenses	$134,072	$76,022	$58,946